Restructuring And Other Initiatives (Portfolio Realignment Expense For Continuing And Discontinued Operations) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	May. 04, 2013	Feb. 01, 2014	Feb. 02, 2013
Restructuring and Related Cost [Line Items]
Total; Pre-tax Expense		$ 30.7	$ 29.9
Total; After-tax Expense		$ 23.4	$ 19.3
Total; Loss Per Diluted Share		$ 0.53	$ 0.45
Continuing Operations [Member]
Restructuring and Related Cost [Line Items]
Business exits and cost reductions; Pre-tax Expense		$ 1.2	$ 21.9
Business exits and cost reductions; After-tax Expense		$ 0.8	$ 14.3
Business exits and cost reductions; Loss Per Diluted Share		$ 0.02	$ 0.33
Non-cash impairments/dispositions; Pre-tax Expense	$ 4.7	$ 4.7	$ 0.0
Non-cash impairments/dispositions; After-tax Expense	$ 4.7	$ 4.7	$ 0.0
Non-cash impairments/dispositions; Pre-tax Expense	$ 0.11	$ 0.11	$ 0.00
Total; Pre-tax Expense		$ 5.9	$ 21.9
Total; After-tax Expense		$ 5.5	$ 14.3
Total; Loss Per Diluted Share		$ 0.13	$ 0.33
Discontinued Operations [Member]
Restructuring and Related Cost [Line Items]
Business exits and cost reductions; Pre-tax Expense		$ 13.3	$ 2.2
Business exits and cost reductions; After-tax Expense		$ 6.4	$ 1.5
Business exits and cost reductions; Loss Per Diluted Share		$ 0.13	$ 0.04
Non-cash impairments/dispositions; Pre-tax Expense		$ 11.5	$ 5.8
Non-cash impairments/dispositions; After-tax Expense		$ 11.5	$ 3.5
Non-cash impairments/dispositions; Pre-tax Expense		$ 0.27	$ 0.08
Total; Pre-tax Expense		$ 24.8	$ 8.0
Total; After-tax Expense		$ 17.9	$ 5.0
Total; Loss Per Diluted Share		$ 0.40	$ 0.12